Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating Activities
Loss for the year	$ (27,694,000)	$ (22,172,000)
Adjustments for items not affecting cash:
Depreciation	106,000	78,000
Share based payments	2,523,000	2,553,000
Changes in site closure provisions charged to exploration expense	(202,000)
Newmont loan proceeds received in excess of fair value (note 12)		(1,287,000)
Interest and finance costs (note 14)	3,895,000	1,169,000
Other gains and losses	(1,057,000)
Exploration expense paid via common shares		49,000
Accounts receivable and prepaid expenses	(702,000)	295,000
Trade and other payables	2,301,000	(273,000)
Accrued liabilities	2,411,000	122,000
Interest income received	293,000	107,000
Cash used in operating activities	(18,126,000)	(19,359,000)
Financing Activities
Proceeds from issuance of common shares	53,368,000
Proceeds from exercise of warrants	2,858,000	2,892,000
Proceeds from the exercise of stock options	1,823,000	1,198,000
Share issuance costs	(2,034,000)	(97,000)
Advances received on the Camino Rojo project loan (note 11)	50,000,000	24,601,000
Cash transaction costs of the Camino Rojo project loan (note 11)	(2,475,000)	(3,142,000)
Advances received on the Newmont loan (note 12)		5,083,000
Interest paid	(2,914,000)
Lease payments	(40,000)	(48,000)
Cash provided by financing activities	100,586,000	30,487,000
Investing Activities
Purchase of equipment	(287,000)	(15,000)
Mineral properties under development and construction	(31,014,000)
Environmental bonding	(2,090,000)
Restricted cash funded	(30,000)	(359,000)
Value added taxes paid	(3,474,000)	(683,000)
Cash used in investing activities	(36,895,000)	(1,057,000)
Effects of exchange rate changes on cash	3,509,000	801,000
Net increase in cash	49,074,000	10,872,000
Cash, beginning of year	23,106,000	12,234,000
Cash, end of year	$ 72,180,000	$ 23,106,000